Post employment benefits - Defined benefit plans (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)
Defined Benefit Pension Plan
Post employment benefits
Net surplus for funded plans	€ 55	€ 76
Contributions to be paid in next fiscal year	20
Vodafone UK plan
Post employment benefits
Contributions to be paid in next fiscal year	0
Vodafone UK plan | Triennial Actuarial Valuation
Post employment benefits
Net surplus for funded plans			£ 248	€ 296
Vodafone section
Post employment benefits
Net surplus for funded plans	55	59
Vodafone section | Triennial Actuarial Valuation
Post employment benefits
Net surplus for funded plans			97	116
CWW section
Post employment benefits
Net surplus for funded plans	€ 90	€ 105
CWW section | Triennial Actuarial Valuation
Post employment benefits
Net surplus for funded plans			£ 151	€ 180